File No. 333-102461

File No. 811-21279

As filed with the Securities and Exchange Commission
on April 15, 2021

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE	☑
SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	⬜
Post-Effective Amendment No. 34	☑
and
REGISTRATION STATEMENT UNDER THE	☑
INVESTMENT COMPANY ACT OF 1940
Amendment No. 35	☑

THE MERGER FUND VL

(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive

Valhalla, New York 10595

(Address of principal executive offices)

(914) 741-5600

(Registrant's telephone number, including area code)

Bruce Rubin

Vice President

The Merger Fund VL

100 Summit Lake Drive

Valhalla, New York 10595

(Name and address of agent for Service)

with copies to:

Jeremy Smith, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

⬜immediately upon filing pursuant to paragraph (b)

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☑on (April 19, 2021), pursuant to paragraph (b) ⬜ 60 days after filing pursuant to paragraph (a)(1) ⬜ on (date), pursuant to paragraph (a)(1)

⬜ 75 days after filing pursuant to paragraph (a)(2) ⬜ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 34 to the Registration Statement of The Merger Fund VL (the "Registrant") is to designate a new effective date of the Post-Effective Amendment No. 33, which was filed on February 16, 2021 (Accession No. 0000898531-21-000064). Parts A, B and C of Post-Effective Amendment No. 33 are unchanged and are hereby incorporated by reference.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 15th day of April, 2021.

THE MERGER FUND VL

By:	/s/ Roy Behren
Roy Behren
Title:	Co-President; Treasurer and Trustee
By:	/s/ Michael T. Shannon
Michael T. Shannon
Title:	Co-President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures

/s/ Roy Behren

Roy Behren

/s/ Michael T. Shannon

Michael T. Shannon

Barry Hamerling*

Barry Hamerling

Richard V. Silver*

Richard V. Silver

Christianna Wood*

Christianna Wood

Title	Date
Co-President, Treasurer and Trustee	April 15, 2021
Co-President and Trustee	April 15, 2021
Trustee	April 15, 2021
Trustee	April 15, 2021
Trustee	April 15, 2021
* By: /s/ Roy Behren
Roy Behren
Attorney-in-Fact**

**Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver and Christianna Wood filed as Exhibit (h)(vi) to Post- Effective Amendment No. 19 to the Registration Statement filed on April 21, 2014.

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